SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenues	$ 12,267	$ 11,770
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	1,119	2,926
Electronic Monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	6,393	6,019
Treatment Programs [Member]
Revenue from External Customer [Line Items]
Revenues	3,292	1,640
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 1,463	$ 1,185